CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Tax on currency translation differences	£ 0	£ 0	£ 0
Comprehensive income, attributable to owners of parent	£ 1,428	£ 1,799	£ 4,295